Related parties (Details 1) - Management Members, members of the Audit Committee and the Board of Directors [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (1,005)	R$ (797)	R$ (927)
Fees [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(603)	(460)	(578)
Employee profit sharing plan [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(255)	(208)	(112)
Post employment benefits [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(5)	(9)	(9)
Granting of the Share-based payment [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (142)	R$ (120)	R$ (228)